Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
23	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2013 are as follows. The Group’s leases do not contain any contingent rental payments terms.

Years ending December 31,	Store premises	Warehouses and office premises	Total
	RMB	RMB	RMB

2014	203,465	15,157	218,622
2015	214,026	11,987	226,013
2016	139,121	9,361	148,482
2017	92,496	8,450	100,946
2018	43,700	7,865	51,565
Thereafter	18,850	16,560	35,410

Total	711,658	69,380	781,038

The Group’s rental expenses under operating leases amounted to RMB375,626, RMB370,292 and RMB375,999 for the years ended December 31, 2011, 2012 and 2013, respectively.